Segment Information (Tables)	12 Months Ended
Dec. 31, 2017
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Summary of Breakdown of Revenue From Different Products and Services
A.	Breakdown of the revenue from different products and services:

	For the Years Ended December 31,
	2015	2016	2017
	NT$	NT$	NT$
Packaging	72,752,428	74,315,486	70,851,943
Testing	9,551,025	10,227,996	11,983,667
Others	536,469	568,431	718,775

	82,839,922	85,111,913	83,554,385

Summary of Operations in Different Geographic Areas
B.	Operations in different geographic areas:

	For the Years Ended December 31,
	2015		2016		2017
	Revenues	Noncurrent Assets	Revenues	Noncurrent Assets	Revenues	Noncurrent Assets
	NT$	NT$	NT$	NT$	NT$	NT$
United States	30,076,050	1,553	33,624,139	1,728	32,018,540	1,739
China	21,318,660	8,068,694	22,724,680	9,014,191	24,778,540	11,803,140
Taiwan	18,106,693	59,606,745	19,683,484	59,371,230	15,494,157	54,572,997
Europe	8,470,707	—	6,794,827	—	8,315,142	—
Others	4,867,812	122,748	2,284,783	18,019	2,948,006	—

	82,839,922	67,799,740	85,111,913	68,405,168	83,554,385	66,377,876